Certain Transactions (Narrative) (Details) (USD $)	12 Months Ended			3 Months Ended			12 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012 Lake Union [Member]	Jun. 30, 2012 Prescott [Member]	Jun. 30, 2012 Columbia [Member]	Dec. 31, 2012 Three Shareholders Assignment and Assumption Debt [Member]	Jun. 30, 2012 Three Shareholders Assignment and Assumption Debt [Member]	Dec. 31, 2012 Bridge Loan [Member]	Dec. 31, 2012 Additional loans extendable from three shareholders	Dec. 31, 2011 Appbuilder Technology [Member]	Mar. 31, 2013 Appbuilder Technology [Member]	Dec. 31, 2012 Appbuilder Technology [Member]	Dec. 31, 2011 Appbuilder Technology [Member]	Dec. 31, 2010 ASNA [Member]	Dec. 31, 2009 ASNA [Member]	Jun. 30, 2012 BluePhoenix Knowledge Management Systems Ltd. [Member]	May 31, 2012 Liacom Systems Ltd. [Member]	Mar. 31, 2012 TIS [Member]	Dec. 31, 2009 DSK [Member]
Business Acquisition [Line Items]
Total consideration for sale of subsidiary											$ 12,500,000				$ 2,000,000		$ 550,000	$ 1,750,000	$ 72,000
Escrowed funds related to business acquisition											3,800,000	(1,000,000)	(2,700,000)
Loss on sale	1,195,000	(4,063,000)	(3,989,000)											(4,100,000)	(4,000,000)		(1,123,000)	(703,000)	(30,000)
Acquisition costs																				120,000
Interest disposed of during period																		51.00%
Increase (decrease) in goodwill														(13,100,000)			(391,000)	(1,300,000)
Cash consideration paid															1,500,000	420,000
Consideration payable															500,000
Goodwill tax deduction eligibility period																				10 years
Debt instrument, face amount							5,000,000		500,000
Stated interest rate							6.00%		7.00%	8.00%
Debt conversion, price per share							$ 3		$ 3
Contingent issuance of share capital, as a percent of outstanding share capital							18.70%
Fair value of beneficial conversion liability									3,700,000
Debt conversion, shares issued				1,221,027	1,230,820	1,226,545
30-day volume weighted average price per common share				$ 1.56	$ 1.56	$ 1.56
Debt instrument, principal and interest net of discount and embeded derivative liability								9,600,000
Debt instrument, amount of available additional borrowings										$ 1,500,000